PARENT ONLY INFORMATION - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (59,602)	$ (9,548)	$ (8,723)
Change in fair value of convertible promissory notes	22,791
Prepaid expenses and other current assets	10,298	(5,985)	(4,659)
Accrued expenses and other current liabilities	(1,584)	(837)	1,635
Net cash used in operating activities	(29,868)	(14,831)	(15,334)
Net cash (used in) / provided by investing activities	3,296	(3,506)	(334)
Repurchase of ordinary shares	(3,354)	(3,101)	(810)
Net cash provided by / (used in) financing activities	(3,365)	(3,064)	74,635
Net increase / (decrease) in cash, cash equivalents and restricted cash	(29,937)	(21,401)	58,967
Cash, cash equivalents and restricted cash at beginning of year	70,014	91,075	32,506
Cash, cash equivalents and restricted cash at end of year	39,802	70,014	91,075
LightInTheBox Holding Co., Ltd.
Net loss	(59,601)	(9,548)	(8,723)
Share of loss from subsidiaries and VIEs	35,665	7,407	4,692
Change in fair value of convertible promissory notes	22,791
Prepaid expenses and other current assets	283	112	(344)
Accrued expenses and other current liabilities	(1,469)	(126)	1,267
Net cash used in operating activities	(2,331)	(2,155)	(3,108)
Changes in amounts due from subsidiaries and VIEs	4,512	(23,883)	(51,037)
Net cash (used in) / provided by investing activities	4,512	(23,883)	(51,037)
Proceeds from private placement and option exercised	13	37	75,445
Repurchase of ordinary shares	(3,354)	(3,101)	(810)
Net cash provided by / (used in) financing activities	(3,341)	(3,064)	74,635
Net increase / (decrease) in cash, cash equivalents and restricted cash	(1,160)	(29,102)	20,490
Cash, cash equivalents and restricted cash at beginning of year	1,471	30,573	10,083
Cash, cash equivalents and restricted cash at end of year	$ 311	$ 1,471	$ 30,573